Trade receivables	12 Months Ended
Dec. 31, 2019
Trade receivables.
Trade receivables

7    Trade receivables

	2019	2018
From sales of educational content	354,968	146,114
From related parties (Note 10)	4,511	3,916
	359,479	150,030
(-) Allowance for doubtful accounts	(30,051)	(13,419)
	329,428	136,611

As of December 31, 2019, and 2018, the aging of trade receivables was as follows:

	2019	2018
Neither past due nor impaired	299,159	127,387

Past due	60,320	22,643

1 to 60 days	18,931	8,931
61 to 90 days	6,865	3,868
91 to 120 days	6,414	1,978
121 to 180 days	9,904	3,173
More than 180 days	18,206	4,693
	359,479	150,030

The movement in the allowance for doubtful accounts for the years ended December 31, 2019 and 2018, was as follows:

	2019	2018	2017
Balance at beginning of the year	(13,419)	(10,290)	(5,386)
Change in accounting policy – IFRS 9	—	—	(5,757)
Additions	(17,392)	(9,588)	(5,227)
Receivables written off during the period as uncollectible	760	6,459	6,080
Balance at end of year	(30,051)	(13,419)	(10,290)